Intangible Assets (Details) - Schedule of Amortization of Intangible Assets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Amortization of Intangible Assets [Abstract]
Remainder of 2024	$ 470
2025	941
2026	941
2027	941
2028 and thenafter	1,879
Total	$ 5,172